BUSINESS COMBINATION (Details Textual) (Ckf Bancorp [Member], USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Business Acquisition, Percentage Of Voting Interests Acquired	100.00%
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares	811,275
Business Acquisition, Share Price	$ 7.45
Business Combination, Acquisition Related Costs		$ 281,000	$ 118,000
Financing Receivable [Member]
Business Combination, Acquired Receivables, Fair Value	87,600,000
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 89,000,000